Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 117,967	$ 165,629
Short term investments (note 5)	7,889	7,833
Accounts receivable and accrued interest receivable	217	109
Prepaid expenses, deposits and other	6,775	1,681
Current assets	132,848	175,252
Clinical trial contract deposits	358	448
Property and equipment (note 6)	41	31
Acquired intellectual property and other intangible assets (note 7)	12,616	14,116
Assets	145,863	189,847
Current liabilities
Accounts payable and accrued liabilities (note 8)	7,071	7,959
Current portion of deferred revenue (note 9)	118	118
Contingent consideration (note 10)	72	73
Current liabilities	7,261	8,150
Deferred revenue (note 9)	324	442
Contingent consideration (note 10)	3,956	3,719
Derivative warrant liabilities (notes 11 and 23)	21,747	11,793
Liabilities	33,288	24,104
Share capital
Common shares (note 12)	504,650	499,200
Warrants (note 12)	0	906
Contributed surplus	24,690	18,360
Accumulated other comprehensive loss	(805)	(883)
Deficit	(415,960)	(351,840)
Equity	112,575	165,743
Equity and liabilities	145,863	189,847
Commitments and contingencies (note 20)